Prepayments and other assets	12 Months Ended
Dec. 31, 2022
Prepayments and other assets
Prepayments and other assets

7.            Prepayments and other assets

(In thousands)	December 31, 2021	December 31, 2022
Current portion:
Deposit related to an ongoing litigation (note a)	4,862	—
Advances to suppliers (note b)	3,003	4,042
Receivable related to an asset disposal in 2019	4,684	4,288
Receivable from a business disposal in 2015	3,623	3,316
Loans to employees (note c)	1,713	1,851
Rental and other deposits	1,159	1,397
Others	3,867	4,040
Less: Allowance for current expected credit losses	(11,069)	(10,667)
Total of prepayments and other current assets	11,842	8,267
Non-current portion:
Loans to employees, non-current portion (note c)	1,473	1,543
Advances to suppliers, non-current portion (note b)	1,314	594
Total of long-term prepayments and other assets	2,787	2,137

The following table presents movement in the allowance for current expected credit loss:

(In thousands)	December 31, 2020	December 31, 2021	December 31, 2022
Balance at beginning of the year	5,503	10,283	11,069
Additions	4,168	745	745
Reversals	—	(150)	(197)
Write-off	—	(54)	—
Exchange difference	612	245	(950)
Balance at end of the year	10,283	11,069	10,667

Notes:

(a)	The balance as of December 31, 2021 represented the deposits placed in a custodian bank account of the court to secure an order for preservation of assets against a supplier of the Group. The deposit was repaid to the Group when the related litigation was withdrawn in January 2022.
(b)	Advances to suppliers primarily include prepayments to bandwidth suppliers, prepayments for the construction and improvements related to Xunlei Tower and other prepaid expenses.
(c)	The Group entered into loan contracts with certain employees, under which the Group provided interest-free loans or low-interest loans to these employees. The loan amounts vary amongst different employees from repayable on demand to repayable in equal installments on a monthly basis over a term of 5 to 10 years. The balances classified as current represented loan amounts that are repayable on demand or repayable within the next twelve months from the balance sheet date.